GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL
Schedule of changes in the net carrying amount of goodwill

Cost:

Balance as of December 31, 2017	$569,243
Business acquisition (note 8)	(1,304)
Reclassification to assets held for sale (note 28)	(19,612)
Balance as of December 31, 2018	548,327

Accumulated amortization:

Balance as of December 31, 2018 and 2017	$(33,311)

Net carrying amount:

As of December 31, 2017	535,932
As of December 31, 2018	$515,016

Schedule of determination of recoverable amounts in the impairment tests performed in significant CGU groups

	2018		2017
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU groups	rate (WACC)	growth rate	rate (WACC)	growth rate

Telecommunications	9.0%	2.5%	8.5%	2.5%